Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals) - Innovative International Acquisition Corp. - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Property and equipment, net of accumulated depreciation (in Dollars)	$ 6,627,554	$ 6,189,452	$ 8,678,263
Intangible assets, net of accumulated amortisation (in Dollars)	$ 12,946	$ 106,769
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	250,000,000	220,000,000
Common shares, shares issued	62,874,771	482,681	482,814
Common shares, shares outstanding	62,874,771	482,681	482,814